Leases (The Group as a lessor) (Narrative) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Total finance lease income	¥ 1,325	¥ 1,544